June 4, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.

    Re:   Calvert New World Fund
          811-8924 and 33-87744


Dear Sir/Madam:

     In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification under 497(j) that:

     (1) the form of prospectus that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (filed May 28, 1998) or amendment, and

     (2) the text of the most recent registration statement (filed May 28, 1998) or amendment has been filed electronically.


     If you have questions or require further information, please contact me at 800-727-5578 ext. 4857.

                                   Sincerely,

                                   /s/Leesa Spencer
                                   Leesa Spencer
                                   Legal Administrative Assistant